ACQUISITIONS & DIVESTMENT - Asset Acquisition - General Information (Details) - Assets in Dunn County, North Dakota	Apr. 30, 2021
Asset acquisition
Purchase agreement date	Apr. 08, 2021
Effective date	Mar. 01, 2021